Property and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2024	December 31, 2023
Computer and office equipment	$187	$179
Furniture and fixtures	12	12
Leasehold improvements	6	6
Software	1	1
Total	206	198
Less: accumulated depreciation and amortization	(96)	(83)
Total Property and Equipment, Net	$110	$115

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Computer and office equipment	$179	$992
Furniture and fixtures	12	185
Leasehold improvements	6	28
Software	1	8
Total	198	1,213
Less: accumulated depreciation and amortization	(83)	(1,011)
Total Property and Equipment, Net	$115	$202